Long Term Investments (Details) ¥ in Thousands, $ in Thousands					6 Months Ended				12 Months Ended
	Jan. 27, 2026 CNY (¥)	Mar. 14, 2024 CNY (¥)	Sep. 06, 2023 USD ($)	Jul. 19, 2023 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jul. 08, 2025 CNY (¥)	Jun. 18, 2025 CNY (¥)	Apr. 21, 2025 CNY (¥)	Dec. 23, 2024 CNY (¥)	Mar. 12, 2024 CNY (¥)	Sep. 06, 2023 CNY (¥)	Jul. 03, 2023 CNY (¥)	Jan. 17, 2023 CNY (¥)	Dec. 19, 2022 CNY (¥)	Dec. 09, 2022 CNY (¥)	Oct. 09, 2021 CNY (¥)	May 27, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																							¥ 5,000
Equity interest, ownership percentage																							1.70%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investments [Line Items]
Investment for equity interest																						¥ 10,000
Equity interest, ownership percentage																						4.44%
Principal refund amount						¥ 140
Share of gain										¥ 14
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investments [Line Items]
Investment for equity interest																				¥ 5,000
Equity interest, ownership percentage																				1.12%
Principal refund amount						5			¥ 7
Chengdu Tianfu [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage					1.6496%					1.6496%										0.9823%
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																			¥ 25,000
Equity interest, ownership percentage																	19.2308%		7.6923%
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage															6.00%		11.5385%
Share of gain					$ 13					¥ 87
Investment amount under agreement															¥ 13,500		¥ 37,500				¥ 150,000
Payments for purchase of equity interest		¥ 13,500		¥ 37,500
Shares of gain (loss) on equity method investment								¥ 747
Principal refund (in Dollars)									149,972
Liquidation of equity investments	¥ 87
Hainan Jiuhe Huiyuan No.1 Fund Partnership [Member]
Long Term Investments [Line Items]
Investment for equity interest													¥ 5,000					¥ 3,500
Equity interest, ownership percentage					5.296%					5.296%											3.26%
Principal refund amount						87			227
Share of gain										¥ 326
Investment amount under agreement																					¥ 8,500
Shenzhen Leyishang E-commerce Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest														¥ 2,000
Equity interest, ownership percentage												2.25%		10.00%
Investment amount under agreement												¥ 1,000
Shenzhen Leyishang [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage												12.25%
DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage																30.00%
Investment amount under agreement																¥ 21,384
Shares of gain (loss) on equity method investment					$ 26	175	$ 26	¥ 224
Investment amount under agreement | $			$ 3,000
Nanjing Haihonghui Venture Capital Investment Fund Partnership [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage					83.28%					83.28%	83.28%
Investment amount under agreement									¥ 150,000		¥ 150,000
Shares of gain (loss) on equity method investment					$ 49	¥ 323
Tranches [Member] | DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Payments for purchase of equity interest | $			1,000
One Tranches [Member] | DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Payments for purchase of equity interest | $			$ 2,000